Shareholder Fees {- Fidelity® SAI Long-Term Treasury Bond Index Fund}	Apr. 29, 2022 USD ($)
02.28 Fidelity SAI Long-Term Treasury Bond Index Fund PRO-10 | Fidelity® SAI Long-Term Treasury Bond Index Fund
Shareholder Fees:
(fees paid directly from your investment)	none